Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Changes in Benefit Obligation and Plan Assets
The following table summarizes the changes in benefit obligations and plan assets for the years ended December 31, and the funded status and amounts recognized in the Consolidated Balance Sheet at December 31 for the pension plans:

(Dollars in Millions)	2023	2022
Change In Projected Benefit Obligation(a)
Benefit obligation at beginning of measurement period	$6,617	$8,030
Service cost	223	280
Interest cost	370	248
Plan amendments	(23)	2
Actuarial (gain) loss	398	(2,250)
Lump sum settlements	(94)	(76)
Benefit payments	(213)	(195)
Acquisitions	—	578
Benefit obligation at end of measurement period(b)	$7,278	$6,617
Change In Fair Value Of Plan Assets
Fair value at beginning of measurement period	$7,375	$8,113
Actual return on plan assets	658	(1,245)
Employer contributions	28	28
Lump sum settlements	(94)	(76)
Benefit payments	(213)	(195)
Acquisitions(c)	25	750
Fair value at end of measurement period	$7,779	$7,375
Funded Status	$501	$758
Components Of The Consolidated Balance Sheet
Noncurrent benefit asset	$1,072	$1,286
Current benefit liability	(26)	(25)
Noncurrent benefit liability	(545)	(503)
Recognized amount	$501	$758
Accumulated Other Comprehensive Income (Loss), Pretax
Net actuarial loss	$(1,607)	$(1,326)
Net prior service credit	34	12
Recognized amount	$(1,573)	$(1,314)
Note: At December 31, 2023 and 2022, the postretirement welfare plans projected benefit obligation was $49 million and $51 million, respectively, the fair value of plan assets was $45 million and $42 million, respectively, and the amount recognized in accumulated other comprehensive income (loss), pretax was $52 million and $62 million, respectively.
(a)The increase in the projected benefit obligation for 2023 was primarily due to a lower discount rate, and the decrease for 2022 was primarily due to a higher discount rate partially offset by the acquired MUB benefit obligations.
(b)At December 31, 2023 and 2022, the accumulated benefit obligation for all pension plans was $6.8 billion and $5.0 billion, respectively.
(c)The increase in plan assets was related to the 2022 MUB acquisition.
Pension Plans with Benefit Obligations in Excess of Plan Assets
The following table provides information for pension plans with benefit obligations in excess of plan assets at December 31:

(Dollars in Millions)	2023	2022
Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$571	$528
Fair value of plan assets	—	—
Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	$530	$487
Fair value of plan assets	—	—

Components of Net Periodic Benefit Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income (Loss)
The following table sets forth the components of net periodic pension cost and other amounts recognized in accumulated other comprehensive income (loss) for the years ended December 31 for the pension plans:

(Dollars in Millions)	2023	2022	2021
Components Of Net Periodic Pension Cost
Service cost	$223	$280	$265
Interest cost	370	248	219
Expected return on plan assets	(546)	(481)	(450)
Prior service credit amortization	(1)	(2)	(2)
Actuarial loss amortization	5	140	169
Net periodic pension cost	$51	$185	$201
Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income (Loss)
Net actuarial (loss) gain arising during the year	$(286)	$523	$398
Net actuarial loss amortized during the year	5	140	169
Net prior service credit (cost) arising during the year	23	(2)	—
Net prior service credit amortized during the year	(1)	(2)	(2)
Total recognized in other comprehensive income (loss)	$(259)	$659	$565
Total recognized in net periodic pension cost and other comprehensive income (loss)	$(310)	$474	$364
Note: The net periodic benefit for the postretirement welfare plans was $10 million, $9 million and $9 million for the years end December 31, 2023, 2022 and 2021, respectively. The total of other amounts recognized as other comprehensive loss was $10 million, $5 million and $8 million for the years ended December 31, 2023, 2022 and 2021, respectively.

Weighted Average Assumptions to Determine Projected Benefit Obligations
The following table sets forth weighted-average assumptions used to determine the pension plans projected benefit obligations at December 31:

	2023	2022
Discount rate	5.12%	5.55%
Cash balance interest crediting rate	3.04	3.36
Rate of compensation increase(a)	3.72	4.13
(a)Determined on an active liability-weighted basis.
Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost
The following table sets forth weighted-average assumptions used to determine net periodic pension cost for the years ended December 31:

	2023	2022	2021
Discount rate	5.55%	3.00%	2.75%
Cash balance interest crediting rate	3.36	3.00	3.00
Expected return on plan assets(a)	6.75	6.50	6.50
Rate of compensation increase(b)	4.13	3.56	3.56
(a)With the help of an independent pension consultant, the Company considers several sources when developing its expected long-term rates of return on plan assets assumptions, including, but not limited to, past returns and estimates of future returns given the plans’ asset allocation, economic conditions, and peer group long-term rate of return information. The Company determines its expected long-term rates of return reflecting current economic conditions and plan assets.
(b)Determined on an active liability-weighted basis.
Summary of Plan Investment Assets Measured at Fair Value
The following table summarizes qualified pension plans investment assets measured at fair value at December 31:

	2023				2022
(Dollars in Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$68	$—	$—	$68	$202	$—	$—	$202
Debt securities	—	—	—	—	961	855	—	1,816
Mutual funds
Debt securities	—	—	—	—	—	382	—	382
Emerging markets equity securities	—	—	—	—	—	156	—	156
Other	—	—	—	—	—	—	6	6
	$68	$—	$—	68	$1,163	$1,393	$6	2,562
Plan investment assets not classified in fair value hierarchy(a):
Collective investment funds
Domestic equity securities				1,546				1,494
Domestic mid-small cap equity securities				406				313
International equity securities				981				620
Domestic real estate securities				142				144
Fixed income				2,295				—
Real estate funds(b)				746				763
Hedge funds(c)				412				451
Private equity funds(d)				1,183				1,028
Total plan investment assets at fair value				$7,779				$7,375
(a)These investments are valued based on net asset value per share as a practical expedient; fair values are provided to reconcile to total investment assets of the plans at fair value.
(b)This category consists of several investment strategies diversified across several real estate managers.
(c)This category consists of several investment strategies diversified across several hedge fund managers.
(d)This category consists of several investment strategies diversified across several private equity fund managers.

Summarizes the Changes for Qualified Pension Plan Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3)
The following table summarizes the changes in fair value for qualified pension plans investment assets measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31:

	2023	2022	2021
(Dollars in Millions)	Other	Other	Other
Balance at beginning of period	$6	$4	$6
Unrealized gains (losses) relating to assets still held at end of year	—	2	(2)
Purchases, sales, and settlements, net	(6)	—	—
Balance at end of period	$—	$6	$4

Expected Future Benefit Payments	The following benefit payments are expected to be paid from the pension plans for the years ended December 31:

(Dollars in Millions)
2024	$332
2025	383
2026	391
2027	416
2028	430
2029-2033	2,439